Summary of significant accounting policies (Tables)	11 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of other intangible assets useful lives
Other intangible assets are amortized in equal installments over their useful estimated lives as follows:

All patents (once filed)	Over the period of the relevant patents (assumed to be 20 years)
Software licenses	3-5 years
Option over non-financial assets	Over the period of the relevant agreement

	December 31, 2019	January 31, 2019	January 31, 2018
	(in thousands)
Utrophin program acquired	$4,379	$4,358	$4,708
Discuva platform acquired	14,070	14,002	15,125
Option over non-financial assets	881	877	947
Other patents and licenses	432	291	376
Total intangible assets, gross	19,762	19,528	21,156
Less: Accumulated amortization	2,263	1,255	198
Impairment	4,379	4,358	—
Intangible assets, net of accumulated amortization	$13,120	$13,915	$20,958

Schedule of property, plant and equipment useful lives
Depreciation is calculated based on cost, less residual value, in equal annual installments over their estimated useful lives as follows. The residual value, if not insignificant, is reassessed annually.

Leasehold improvements	Over the period of the remaining lease
Laboratory equipment	2-10 years
Office and IT equipment	3-5 years
Property, plant and equipment consisted of the following:

	December 31, 2019	January 31, 2019	January 31, 2018
	(In thousands)
Laboratory equipment	$638	$445	$423
Office and IT equipment	654	651	689
Leasehold improvements	250	248	269
	1,542	1,344	1,381
Less accumulated depreciation and amortization	1,024	695	428
Property and equipment, net	$518	$649	$953